OPERATING REVENUES - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Non- lease	$ 161,938,000
Capitalized contract assets	12,300,000
Capitalized contract cost, accumulated amortization	9,100,000
Capitalized contract assets, remaining balance	3,300,000
Capitalized contract assets, amortization	5,900,000
Total deferred charter revenue	15,300,000
Revenue recognized that was deferred	17,900,000
Credit loss allowance	47,000
Capitalized contract assets, impairment loss			$ 0
Total operating revenues	253,654,000	$ 241,792,000
Other operating income (expenses), net	2,362,000	2,816,000
Capesize Chartering Ltd ("CCL")
Disaggregation of Revenue [Line Items]
Total operating revenues	92,000,000.0	98,100,000
Supramax Vessels
Disaggregation of Revenue [Line Items]
Operating lease revenues	2,500,000	4,900,000
Demurrage Revenue
Disaggregation of Revenue [Line Items]
Non- lease	$ 6,400,000	$ 7,800,000